Corporate and Group information - Additional Information (Detail)	12 Months Ended
Dec. 31, 2020
Corporate and Group information [Line Items]
Entity incorporation, date of incorporation	Sep. 30, 2015
Pharvaris Inc [member]
Corporate and Group information [Line Items]
Entity incorporation, date of incorporation	Jan. 31, 2020
Pharvaris GmbH [member]
Corporate and Group information [Line Items]
Entity incorporation, date of incorporation	Mar. 27, 2020